PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2022	$392	$4,367	$7,206	$4,197	$2,025	$2,155	$20,342
Additions (cash and non-cash)	2	257	1,389	120	66	276	2,110
Dispositions	(10)	(24)	(304)	—	(9)	(119)	(466)
Acquisitions through business combinations (1)	23	66	982	—	39	131	1,241
Transfers and assets reclassified as held for sale	(36)	19	(78)	(182)	—	(10)	(287)
Foreign currency translation and other	(5)	(413)	(293)	—	(122)	(127)	(960)
Balance at December 31, 2022	$366	$4,272	$8,902	$4,135	$1,999	$2,306	$21,980
Additions (cash and non-cash)	—	381	2,014	567	56	415	3,433
Dispositions	(59)	(402)	(2,231)	(59)	(97)	(741)	(3,589)
Acquisitions through business combinations (1)	—	6	203	—	—	27	236
Foreign currency translation and other	(24)	(24)	271	—	62	47	332
Balances at December 31, 2023	$283	$4,233	$9,159	$4,643	$2,020	$2,054	$22,392

Accumulated depreciation and impairment
Balance at January 1, 2022	$—	$(437)	$(1,665)	$(1,339)	$(972)	$(604)	$(5,017)
Depreciation/depletion/impairment expense	—	(147)	(945)	(277)	81	(338)	(1,626)
Dispositions	—	21	129	—	7	88	245
Transfers and assets reclassified as held for sale	—	—	32	116	—	1	149
Foreign currency translation and other	—	20	54	—	51	37	162
Balances at December 31, 2022	$—	$(543)	$(2,395)	$(1,500)	$(833)	$(816)	$(6,087)
Depreciation/depletion/impairment expense	—	(141)	(1,137)	(205)	(236)	(330)	(2,049)
Dispositions	—	83	993	55	33	404	1,568
Foreign currency translation and other	—	12	(228)	—	132	(16)	(100)
Balance at December 31, 2023	$—	$(589)	$(2,767)	$(1,650)	$(904)	$(758)	$(6,668)
Net book value
December 31, 2022	$366	$3,729	$6,507	$2,635	$1,166	$1,490	$15,893
December 31, 2023	$283	$3,644	$6,392	$2,993	$1,116	$1,296	$15,724
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(1)See Note 3 for additional information.
During the year ended December 31, 2023, the partnership recorded an impairment expense of $172 million on its property, plant and equipment. The partnership’s energy services operation included in the industrials segment recognized an impairment expense of $87 million. The partnership’s offshore oil services included in the infrastructure segment recorded a net impairment reversal of $48 million comprising an impairment expense of $78 million which was more than offset by a reversal of impairment expense of $126 million related to vessels included within property, plant and equipment as a result of a reassessment in the underlying assumptions including estimated salvage values, contract prices and redeployment. The partnership’s natural gas production included in the industrials segment recorded impairment of $97 million as a result of a change in the estimate of future natural gas prices.
The recoverable amounts calculated to assess impairment were based on the higher of the estimated fair value less costs of disposal determined using expected sales proceeds in an arms-length market transaction or value-in-use based on discounted cash flow models incorporating significant unobservable inputs. The estimates regarding expected future cash flows and discount rates are level 3 fair value inputs based on various assumptions including expected earnings, redeployment opportunities, and contract extensions.
The carrying value and depreciation/impairment expense of right-of-use assets along with the carrying value of assets subject to operating leases in which the partnership is a lessor as at December 31, 2023 and 2022 are outlined below, by class of underlying asset:

	Year ended December 31, 2023
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Total
Lessee
Right-of-use assets	$71	$685	$503	$—	$37	$1,296
Depreciation/impairment expense	(7)	(170)	(138)	—	(15)	(330)
Lessor
Assets subject to operating leases	—	21	2,839	2,981	—	5,841

	Year ended December 31, 2022
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Total
Lessee
Right-of-use assets	$107	$866	$467	$—	$50	$1,490
Depreciation/impairment expense	(12)	(160)	(132)	(12)	(22)	(338)
Lessor
Assets subject to operating leases	1	25	2,198	2,329	—	4,553